Financial Instruments and Related Risk Management - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	$ 120,666	$ 76,002
Debt facilities	181,233	152,708
Lease liabilities	39,861	20,575	$ 21,936
Other liabilities	5,797	$ 5,406
Total financial liabilities	347,557
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	120,666
Debt facilities	234,666
Lease liabilities	44,561
Other liabilities	5,797
Total financial liabilities	405,690
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	120,666
Debt facilities	1,216
Lease liabilities	11,252
Other liabilities	0
Total financial liabilities	133,134
From 2 To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	0
Debt facilities	1,725
Lease liabilities	21,312
Other liabilities	0
Total financial liabilities	23,037
From 4 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	0
Debt facilities	231,725
Lease liabilities	10,752
Other liabilities	0
Total financial liabilities	242,477
After 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other current payables	0
Debt facilities	0
Lease liabilities	1,245
Other liabilities	5,797
Total financial liabilities	$ 7,042